Condensed Statements of Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Condensed Statements of Comprehensive Loss (Unaudited)
Net loss	$ (2,975,846)	$ (7,821,756)	$ (7,846,048)	$ (11,875,682)
Other comprehensive loss:
Translation adjustment	(78,833)	(57,674)	(122,639)	(281,420)
Comprehensive loss	$ (3,054,679)	$ (7,879,430)	$ (7,968,687)	$ (12,157,102)